Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.1% of Net Assets
	ABS Car Loan — 2.4%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,141,920
932,316	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	905,001
262,602	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	262,182
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	619,463
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,582,323
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,275,075
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,712,786
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	618,063
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	755,005
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,289,360
796,976	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	801,232
		16,962,410
	ABS Home Equity — 0.0%
4,050	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.209%, 3/25/2044(b)(c)	3,716
4,276	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.678%, 8/25/2042(b)(c)	3,992
		7,708
	ABS Other — 0.3%
534,750	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	542,089
187,687	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	179,979
633,947	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	636,356
243,045	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	239,792
343,456	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	342,929
		1,941,145
	ABS Student Loan — 0.7%
995,828	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	945,661
310,774	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	287,390
1,160,383	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	1,034,550
2,798,874	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,473,362
588,600	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	543,599
		5,284,562
	Agency Commercial Mortgage-Backed Securities — 25.8%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,509,503
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$18,435,308	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	$16,724,143
9,160,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 5.180%, 9/25/2029(c)	9,167,209
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(c)	10,340,380
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(c)	5,142,358
7,743,361	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,509,841
1,620,451	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.846%, 1/25/2028(c)	1,610,818
3,488,742	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.846%, 8/25/2028(c)	3,464,241
8,695,686	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.866%, 9/25/2028(c)	8,592,137
834,858	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 5.170%, 10/25/2025(c)	834,277
921,225	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 5.280%, 10/25/2026(c)	920,598
236,092	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.201%, 1/25/2027(c)	235,907
4,956,515	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 5.480%, 2/25/2027(c)	4,969,995
6,519,088	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.566%, 2/25/2027(c)	6,564,350
16,948,088	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 5.580%, 3/25/2030(c)	17,055,878
16,948,088	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.666%, 3/25/2030(c)	17,187,431
2,540,413	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 5.250%, 5/25/2030(c)	2,542,593

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,344,191	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.246%, 5/25/2030(c)	$2,347,368
2,617,409	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 5.220%, 6/25/2030(c)	2,616,733
1,470,621	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.176%, 6/25/2030(c)	1,468,577
413,313	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.140%, 6/25/2027(c)	412,987
309,985	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.066%, 6/25/2027(c)	309,504
443,239	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 5.080%, 7/25/2030(c)	442,302
372,884	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.986%, 7/25/2030(c)	368,887
117,891	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 5.080%, 8/25/2030(c)	117,597
314,270	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.996%, 8/25/2030(c)	311,647
494,841	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 5.070%, 8/25/2027(c)	493,166
441,879	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.986%, 8/25/2027(c)	439,515
329,108	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 5.060%, 10/25/2027(c)	328,554
395,143	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.976%, 10/25/2027(c)	392,915
1,025,813	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.916%, 12/25/2030(c)	1,016,375
2,995,290	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	2,979,485
6,470,174	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	6,405,943
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$5,777,532	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	$5,631,292
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,428,829
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	15,688,766
8,490,584	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 5.430%, 8/25/2029(c)	8,518,673
1,619,282	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 5.120%, 4/25/2030(c)	1,612,168
1,780,926	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 5.036%, 4/25/2030(c)	1,766,189
3,826,696	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.235%, 5/25/2051(c)	3,672,672
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,144,178
610,239	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 5.257%, 1/25/2027(c)	608,138
63,317	Government National Mortgage Association, Series 2003-72, Class Z, 5.426%, 11/16/2045(c)	63,285
		184,957,404
	Collateralized Mortgage Obligations — 8.2%
27,732	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(b)	26,840
302,119	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(b)	305,919
455,596	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(b)	453,641
174,214	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(b)	176,978
448,482	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.509%, 6/15/2048(c)(d)	406,473
279,589	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.135%, 12/15/2036(b)(c)(d)	276,431
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 4.268%, 6/15/2043(b)(c)	89,978
204,036	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 6.025%, 10/25/2044(b)(c)	183,907
399,886	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(b)	401,331
212,968	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 4.750%, 7/25/2037(b)(c)	206,223
423,706	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.489%, 8/25/2038(c)	405,500
889,947	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 5.133%, 6/25/2042(b)(c)	866,064

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,062,985	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.233%, 6/25/2042(c)	$1,050,644
2,445,084	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 5.193%, 8/25/2042(c)	2,411,523
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(c)	1,725,327
2,665,309	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 5.083%, 2/25/2045(c)	2,610,589
3,204,965	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 5.469%, 6/25/2050(c)	3,100,361
708,192	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 4.685%, 2/20/2035(b)(c)	698,012
566,178	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 5.005%, 10/20/2037(b)(c)	560,340
64,046	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 5.635%, 11/20/2059(b)(c)	62,344
196,875	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 5.097%, 10/20/2060(c)	196,148
180,135	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.117%, 10/20/2060(b)(c)	177,774
108,760	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 5.147%, 12/20/2060(b)(c)	107,295
6,593	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 5.367%, 2/20/2061(b)(c)	6,527
1,553,860	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.735%, 9/20/2038(c)	1,550,937
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 5.217%, 5/20/2062(b)(c)	84
101,911	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.287%, 8/20/2062(b)(c)	100,749
8,914	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 5.267%, 10/20/2062(b)(c)	8,629
2,921	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 5.267%, 12/20/2062(b)(c)	2,827
291,277	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 5.117%, 3/20/2063(b)(c)	287,481
314,105	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 5.167%, 3/20/2063(b)(c)	310,157
42,958	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 5.237%, 5/20/2063(b)(c)	42,453
1,869,040	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.471%, 7/20/2064(c)	1,866,902
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,771,154	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.267%, 7/20/2064(c)	$1,769,053
913,035	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 5.441%, 2/20/2065(c)	911,815
3,902	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)	3,508
149,125	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 5.247%, 4/20/2065(c)	148,943
890,453	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	868,039
1,398	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 5.017%, 4/20/2065(b)(c)	1,349
569,266	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.997%, 5/20/2065(c)	566,723
15,383	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 5.067%, 7/20/2065(b)(c)	14,831
674	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.467%, 10/20/2065(b)(c)	653
2,301	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.447%, 8/20/2061(b)(c)	2,233
1,947,398	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.687%, 2/20/2066(c)	1,949,476
443,889	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 5.317%, 9/20/2066(b)(c)	439,138
1,612,676	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 5.517%, 2/20/2067(c)	1,610,703
3,259,119	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.997%, 6/20/2068(c)	3,262,963
46,260	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 5.117%, 9/20/2068(c)	46,121
5,845,194	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 5.187%, 9/20/2068(c)	5,795,735
5,553,759	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,145,533
178,025	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.730%, 8/20/2069(c)	177,593
1,330,534	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 5.067%, 4/20/2048(c)	1,281,653
2,585,419	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 5.117%, 5/20/2046(c)	2,435,891
566,483	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.780%, 1/20/2070(c)	563,330
2,673,195	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 5.367%, 1/20/2070(c)	2,673,018

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,971,801	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 5.267%, 6/20/2069(c)	$2,961,707
4,305,261	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 5.417%, 4/20/2070(c)	4,307,293
1,358,250	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 5.167%, 5/20/2070(c)	1,353,093
		58,966,782
	Hybrid ARMs — 1.9%
102,734	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.748%, 6.343%, 4/01/2037(c)	104,313
128,891	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.445%, 4/01/2037(c)	131,244
58,614	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(c)	60,794
311,958	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 6.510%, 2/01/2036(c)	321,075
224,788	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.540%, 3/01/2036(c)	232,468
521,653	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.263%, 6.693%, 2/01/2036(c)	538,531
61,482	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.744%, 9/01/2038(c)	63,204
198,926	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.771%, 6.853%, 6/01/2037(c)	197,591
50,635	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.677%, 6.884%, 3/01/2038(c)	51,030
843,001	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.249%, 6.983%, 3/01/2037(c)	872,415
61,550	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.776%, 7.058%, 11/01/2038(c)	62,073
33,611	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 7.065%, 12/01/2037(c)	34,168
871,327	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 7.066%, 1/01/2046(c)	901,868
52,293	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 7.165%, 4/01/2036(c)	53,348
308,816	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.894%, 7.268%, 9/01/2041(c)	312,580
92,478	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.918%, 7.297%, 12/01/2034(c)	93,281
190,203	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 7.338%, 9/01/2038(c)	195,581
149,661	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 7.345%, 7/01/2033(c)	152,868
66,548	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 7.390%, 11/01/2038(c)	67,318
384,660	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.765%, 7.481%, 9/01/2035(c)	393,937
104,905	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.050%, 12/01/2041(c)	107,383
31,834	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.727%, 6.161%, 1/01/2037(c)	32,302
160,650	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 6.188%, 2/01/2037(c)	163,318
253,903	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.310%, 1/01/2036(c)	261,859
26,612	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.315%, 4/01/2037(c)	26,942
447,614	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.820%, 6.445%, 2/01/2047(c)	459,228
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$84,356	Federal National Mortgage Association, 1 yr. CMT + 2.148%, 6.487%, 9/01/2034(c)	$86,876
294,752	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.805%, 6.508%, 3/01/2037(c)	299,403
63,661	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.543%, 3/01/2034(c)	65,886
68,283	Federal National Mortgage Association, 1 yr. CMT + 2.195%, 6.642%, 4/01/2034(c)	69,885
512,676	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.664%, 4/01/2034(c)	527,225
120,735	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 6.685%, 5/01/2035(c)	124,462
193,650	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.716%, 6/01/2036(c)	198,839
467,379	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.549%, 6.789%, 4/01/2037(c)	479,522
415,806	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.705%, 6.851%, 9/01/2037(c)	427,652
159,815	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.545%, 6.860%, 7/01/2035(c)	161,951
94,528	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.670%, 6.878%, 10/01/2033(c)	95,646
92,750	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.669%, 6.926%, 11/01/2036(c)	94,361
643,913	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.933%, 10/01/2041(c)	664,636
11,933	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.809%, 6.940%, 7/01/2041(c)	12,222
512,294	Federal National Mortgage Association, 1 yr. CMT + 2.168%, 6.959%, 12/01/2040(c)	529,004
697,047	Federal National Mortgage Association, 1 yr. CMT + 2.216%, 6.965%, 10/01/2034(c)	723,603
305,121	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.553%, 7.035%, 7/01/2035(c)	312,035
229,559	Federal National Mortgage Association, 6 mo. USD RFUCCT + 2.060%, 7.083%, 7/01/2037(c)	234,945
11,383	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 7.085%, 2/01/2037(c)	11,578
32,254	Federal National Mortgage Association, 1 yr. CMT + 2.212%, 7.087%, 4/01/2033(c)	32,942
61,693	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.736%, 7.087%, 11/01/2035(c)	63,339
639,901	Federal National Mortgage Association, 1 yr. CMT + 2.183%, 7.215%, 11/01/2033(c)	660,676
63,265	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.239%, 10/01/2033(c)	64,887
92,207	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 7.241%, 8/01/2036(c)	96,106
62,305	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.513%, 7.263%, 8/01/2035(c)	63,229
7,273	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 7.270%, 9/01/2036(c)	7,464
317,992	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.584%, 7.289%, 9/01/2037(c)	323,859
118,740	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 7.348%, 8/01/2035(c)	122,267
251,514	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 7.395%, 6/01/2037(c)	259,932
106,704	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 7.412%, 6/01/2033(c)	110,126
142,593	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 7.452%, 8/01/2038(c)	143,700

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$81,497	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 7.463%, 8/01/2034(c)	$82,535
86,638	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 7.530%, 7/01/2038(c)	88,460
44,720	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 7.566%, 8/01/2033(c)	46,231
54,445	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 8.223%, 6/01/2035(c)	55,269
		13,231,472
	Mortgage Related — 0.6%
4,962	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	4,897
79,468	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	75,013
183	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2025	182
9,246	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,878
82,939	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	85,291
9	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	9
56,977	Federal National Mortgage Association, 3.000%, 3/01/2042	50,270
191,021	Federal National Mortgage Association, 5.000%, 7/01/2037	189,757
219,165	Federal National Mortgage Association, 5.000%, 2/01/2038	217,375
125,459	Federal National Mortgage Association, 5.500%, 3/01/2033	124,965
543	Federal National Mortgage Association, 6.500%, 1/01/2033	561
1,829	Federal National Mortgage Association, 6.500%, 10/01/2033	1,866
1,660	Federal National Mortgage Association, 6.500%, 10/01/2033	1,661
1,458	Federal National Mortgage Association, 6.500%, 10/01/2033	1,463
1,136	Federal National Mortgage Association, 6.500%, 12/01/2034	1,143
725	Federal National Mortgage Association, 6.500%, 2/01/2036	748
10,661	Federal National Mortgage Association, 6.500%, 11/01/2037	11,270
5,843	Federal National Mortgage Association, 7.500%, 7/01/2031	5,952
8,162	Federal National Mortgage Association, 7.500%, 9/01/2032	8,163
27,658	Government National Mortgage Association, 4.140%, 12/20/2061(c)	27,035
82,539	Government National Mortgage Association, 4.140%, 7/20/2063(c)	80,899
97,784	Government National Mortgage Association, 4.248%, 11/20/2063(c)	97,269
14,443	Government National Mortgage Association, 4.390%, 12/20/2062(c)	14,348
1,238,965	Government National Mortgage Association, 4.432%, 10/20/2065(c)	1,227,803
249,269	Government National Mortgage Association, 4.516%, 2/20/2066(c)	246,691
1,690	Government National Mortgage Association, 4.566%, 8/20/2062(c)	1,664
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,277	Government National Mortgage Association, 4.630%, 8/20/2061(c)	$3,235
3,301	Government National Mortgage Association, 4.630%, 2/20/2062(c)	3,235
1,309	Government National Mortgage Association, 4.700%, 6/20/2061(c)	1,285
5,578	Government National Mortgage Association, 4.700%, 2/20/2062(c)	5,476
7,552	Government National Mortgage Association, 4.700%, 6/20/2062(c)	7,261
5,436	Government National Mortgage Association, 4.700%, 6/20/2063(c)	5,191
1,592	Government National Mortgage Association, 4.700%, 1/20/2064(c)	1,557
1,030	Government National Mortgage Association, 4.782%, 4/20/2061(c)	1,018
3,649	Government National Mortgage Association, 6.000%, 12/15/2031	3,816
14,396	Government National Mortgage Association, 6.500%, 5/15/2031	14,869
337,605	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.819%, 6.803%, 2/20/2061(c)	343,449
423,718	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 6.849%, 2/20/2063(c)	429,946
10,404	Government National Mortgage Association, 7.000%, 10/15/2028	10,554
214,226	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.046%, 7.003%, 5/20/2065(c)	217,957
303,928	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.171%, 7.133%, 3/20/2063(c)	310,934
312,963	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.184%, 7.148%, 6/20/2065(c)	319,328
199,129	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.310%, 7.268%, 2/20/2063(c)	201,951
		4,366,235
	Non-Agency Commercial Mortgage-Backed Securities — 3.5%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,409,736
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	772,990
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.653%, 10/15/2037(a)(c)	3,907,172
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.923%, 12/15/2038(a)(c)	1,798,682
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.397%, 5/15/2039(a)(c)	4,672,952
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,696,923
891,397	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	842,333
711,790	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	708,224
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.662%, 10/15/2043(a)(c)	2,438,287
1,153,581	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	1,131,825
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.947%, 2/15/2039(a)(c)	3,254,517

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.750%, 11/15/2027(a)(c)	$1,885,449
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.743%, 12/15/2039(a)(c)	645,106
		25,164,196
	Treasuries — 51.7%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,608,488
1,145,000	U.S. Treasury Notes, 2.750%, 4/30/2027	1,106,956
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	67,908,876
10,165,000	U.S. Treasury Notes, 3.500%, 9/30/2026	10,036,961
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,397,185
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,161,336
2,605,000	U.S. Treasury Notes, 3.750%, 8/31/2026	2,584,382
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,270,260
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,685,382
14,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	14,298,970
4,390,000	U.S. Treasury Notes, 4.000%, 2/29/2028	4,350,082
42,930,000	U.S. Treasury Notes, 4.000%, 6/30/2028	42,486,119
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,621,375
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,729,414
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,249,207
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,592,239
5,480,000	U.S. Treasury Notes, 4.125%, 10/31/2029	5,416,890
2,180,000	U.S. Treasury Notes, 4.125%, 11/30/2029	2,155,233
51,125,000	U.S. Treasury Notes, 4.250%, 12/31/2026	51,129,200
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	14,946,801
Principal Amount	Description	Value (†)
	Treasuries — continued
$13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	$13,630,825
4,770,000	U.S. Treasury Notes, 4.375%, 12/31/2029	4,767,604
6,735,000	U.S. Treasury Notes, 4.500%, 3/31/2026	6,753,338
10,495,000	U.S. Treasury Notes, 4.625%, 3/15/2026	10,540,360
5,565,000	U.S. Treasury Notes, 4.625%, 11/15/2026	5,601,265
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,462,362
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,557,851
		370,048,961
	Total Bonds and Notes (Identified Cost $695,708,412)	680,930,875

Short-Term Investments — 5.1%
7,711,935	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $7,713,006 on 1/02/2025 collateralized by $7,768,800 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $7,866,254 including accrued interest(e)	7,711,935
29,085,000	U.S. Treasury Bills, 4.055%–4.234%, 1/07/2025(f)(g)	29,068,469
	Total Short-Term Investments (Identified Cost $36,779,399)	36,780,404
	Total Investments — 100.2% (Identified Cost $732,487,811)	717,711,279
	Other assets less liabilities — (0.2)%	(1,473,509)
	Net Assets — 100.0%	$716,237,770

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$43,859,439 or 6.1% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(f)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$7,708	$7,708
Collateralized Mortgage Obligations	—	53,153,086	5,813,696	58,966,782
All Other Bonds and Notes(a)	—	621,956,385	—	621,956,385
Total Bonds and Notes	—	675,109,471	5,821,404	680,930,875
Short-Term Investments	—	36,780,404	—	36,780,404
Total Investments	$—	$711,889,875	$5,821,404	$717,711,279

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or December 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
ABS Home Equity	$7,981	$ —	$4	$(25)	$ —	$(252)	$ —	$ —	$7,708	$(39)
Collateralized Mortgage Obligations	6,299,729	—	670	(44,286)	1,458	(443,875)	—	—	5,813,696	(48,207)
Total	$6,307,710	$ —	$674	$(44,311)	$1,458	$(444,127)	$ —	$ —	$5,821,404	$(48,246)

Industry Summary at December 31, 2024 (Unaudited)
Treasuries	51.7%
Agency Commercial Mortgage-Backed Securities	25.8
Collateralized Mortgage Obligations	8.2
Non-Agency Commercial Mortgage-Backed Securities	3.5
ABS Car Loan	2.4
Other Investments, less than 2% each	3.5
Short-Term Investments	5.1
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%